Intangibles (Tables)	12 Months Ended
Dec. 31, 2015
Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
				December 31, 2015
	Cost	Accumulated amortization	Net book value	Additions (including adjustments as applicable)	Weighted average amortization period of additions (expressed in years)

Customer collection contracts	$193,983	$157,810	$36,173	$-	-
Customer lists	236,163	120,195	115,968	56,257	8.00
Non-competition agreements	15,559	8,318	7,241	5,445	4.40
Transfer station permits	21,661	7,322	14,339	288	6.50
Trade-names	12,069	8,817	3,252	910	5.00
	$479,435	$302,462	$176,973	$62,900

				December 31, 2014
	Cost	Accumulated amortization	Net book value	Additions (including adjustments as applicable)	Weighted average amortization period of additions (expressed in years)

Customer collection contracts	$223,510	$168,041	$55,469	$4,300	5.00
Customer lists	182,233	97,564	84,669	13,225	6.57
Non-competition agreements	11,249	6,958	4,291	578	5.00
Transfer station permits	25,119	7,527	17,592	-	-
Trade-names	12,060	8,152	3,908	124	1.00
	$454,171	$288,242	$165,929	$18,227

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2016	$41,258
2017	36,954
2018	24,003
2019	18,541
2020	13,695
Thereafter	42,522
$176,973